Long-Term Debt (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Aggregate annual maturities of long-term debt
2012	$ 72,629
2013	57,914
2014	75,791
2015	116,878
2016	72,723
Thereafter	685,532
Total Debt	$ 1,081,467	$ 699,078